Derivative warrant liabilities	9 Months Ended
May 31, 2022
Derivative Warrant Liabilities
Derivative warrant liabilities

12.	Derivative warrant liabilities

Private Placement Warrants:

During the year ended August 31, 2021, the Company issued warrants for the Company’s common shares pursuant to a financing in December 2020 and February 2021 (Note 15).

During the nine months period ended May 31, 2022, the Company issued warrants for the Company’s common shares pursuant to a financing in January 2022 (Note 15).

The balance of the derivative warrant liabilities (level 3) is as follows:

Amount
Balance at August 31, 2020	$551
Warrants issued February 11, 2021 (Note 15)	7,830
Fair value adjustment	(6,232)
Balance at August 31, 2021	$2,149

Warrants issued January 26, 2022 (Note 15)	2,665
Fair value adjustment	(1,408)
Balance at May 31, 2022	$3,406

Derivative warrant liabilities of $3.4 million will only be settled by issuing equity of the Company.

Significant assumptions used in determining the fair value of the derivative warrant liabilities are as follows:

	May 31, 2022	August 31, 2021
Share price	$0.34	$0.41
Risk-free interest rate	2.14% – 2.77%	0.19% – 0.67%
Dividend yield	0%	0%
Expected volatility	47% – 55%	60%– 70%
Remaining term (in years)	1.2 – 4.7	1.9 – 4.4

The fair value is classified as level 3 as expected volatility is determined using historical volatility and is therefore not an observable input.